Acquisition	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisition
8. ACQUISITION
On December 9, 2019, the Company’s Board approved the assumption from an affiliate of SG Broadcasting of an agreement to purchase FMG Valdosta, LLC and FMG Kentucky, LLC from Fairway Outdoor Advertising Group, LLC for a purchase price of $43.1 million, subject to customary working capital adjustments. Closing of the transaction occurred on December 13, 2019. FMG Valdosta, LLC and FMG Kentucky, LLC are outdoor advertising businesses that operate advertising displays principally across Kentucky, West Virginia, Florida and Georgia. Fees and expenses associated with the transaction were $1.2 million, which are included in corporate expenses in the consolidated and combined statement of operations. The acquisition was funded through $23.4 million of additional borrowings under the Senior Credit Facility as described in Note 6, which were net of a debt discount of $0.8 million, resulting in $22.6 million of proceeds. The remainder was financed by SG Broadcasting through $22.0 million of newly-issued Series A Convertible Preferred Stock. The Series A Convertible Preferred Stock pays an in-kind
dividend equal to the rate on the existing SG Broadcasting Promissory Note described in Note 6, is convertible into MediaCo Class A common stock on the same terms as the SG Broadcasting Promissory Note, and is redeemable at the option of the holder five years and six months after issuance. The Company believes this is a highly-scalable business model with attractive operative leverage.
As of December 31, 2020, our fair value allocation of the assets acquired and liabilities assumed from Fairway is considered final. A number of purchase price allocation adjustments were made in the year ended December 31, 2020, which resulted in an increase to goodwill of $1.7 million. The Company believes there are growth opportunities in the billboard business, including organic growth and potential acquisitions, that could rapidly scale the business. The allocations presented in the table below are based upon management’s estimate of the fair value using valuation techniques including income, cost and market approaches. The most significant asset acquired, property, plant and equipment, was valued using the cost approach. The purchase price allocation was as follows:

Cash consideration	$43,108
Due from Seller	(106)

Total Consideration	$43,002

Accounts receivable	$1,521
Other current assets	133
Property, plant and equipment	28,638
Operating lease, right-of-use assets	15,376
Goodwill	13,102
Intangibles (Note 10)	3,639
Deferred tax asset	1,028
Other assets	15

Assets Acquired	$63,452

Accounts payable and accrued expenses	$730
Current portion of operating lease liabilities	877
Operating lease liabilities, less current portion	12,320
Asset retirement obligations (Note 11)	5,618
Deferred revenue	753
Other noncurrent liabilities	152

Liabilities Assumed	$20,450

Net Assets Acquired	$43,002

The Fairway Acquisition was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated and combined financial statements include the results of operations of each acquired entity from the date of acquisition. The revenues and operating income contributed to MediaCo by the acquired businesses for the period December 13, 2019 to December 31, 2019 were $0.7 million and $0.2 million, respectively. The operating income is exclusive of acquisition costs of $1.2 million that are included in “All Other” in Note 14.
The following unaudited pro forma financial information for the Company gives effect to the acquisitions as if they had occurred on March 1, 2019. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

Ten Months Ended December 31, 2019 (unaudited)
Net revenues	$51,869
Net income attributable to common shareholders	1,042
Goodwill of $13.1 million was recognized as a result of the purchase which represented the excess of the purchase price over the identifiable acquired assets, $10.8 million of which is deductible for tax purposes.
The goodwill acquired is assigned to the outdoor advertising segment.